RETIREMENT AND OTHER BENEFIT PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Reconciliation of Pension and OPEB Plan Obligations, Assets and Funded Status

The benefit plan information in the table below pertains to all of the company’s pension and OPEB plans, both in the United States and in other countries.

	Pension benefits		OPEB
as of and for the years ended December 31 (in millions)	2017	2016	2017	2016
Benefit obligations
Beginning of period	$5,717	$5,423	$243	$266
Service cost	91	93	1	2
Interest cost	180	183	7	8
Participant contributions	5	5	—	—
Actuarial loss	333	298	2	10
Benefit payments	(251)	(234)	(18)	(20)
Settlements	(9)	(6)	—	—
Acquisitions	2	—	—	—
Plan amendments	(7)	—	—	(23)
Foreign exchange and other	98	(45)	—	—
End of period	6,159	5,717	235	243
Fair value of plan assets
Beginning of period	4,501	3,698	—	—
Actual return on plan assets	708	309	—	—
Employer contributions	242	752	18	20
Participant contributions	5	5	—	—
Benefit payments	(251)	(234)	(18)	(20)
Settlements	(9)	(6)	—	—
Foreign exchange and other	52	(23)	—	—
End of period	5,248	4,501	—	—
Funded status at December 31	$(911)	$(1,216)	$(235)	$(243)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	$65	$42	$—	$—
Current liability	(24)	(23)	(19)	(19)
Noncurrent liability	(952)	(1,235)	(216)	(224)
Net liability recognized at December 31	$(911)	$(1,216)	$(235)	$(243)

Information Relating to Individual Plans in Funded Status that have ABO in Excess of Plan Assets

The following table is information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets.

as of December 31 (in millions)	2017	2016
ABO	$5,398	$5,153
Fair value of plan assets	4,674	4,190

Information Relating to Individual Plans in Funded Status that have PBO in Excess of Plan Assets

The following table is information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets (many of which also have an ABO in excess of assets, and are therefore also included in the table directly above).

as of December 31 (in millions)	2017	2016
PBO	$5,875	$5,523
Fair value of plan assets	4,899	4,265

Expected Net Pension and OPEB Plan Payments for Next 10 Years

Expected Net Pension and OPEB Plan Payments for the Next 10 Years

(in millions)	Pension benefits	OPEB
2018	$250	$20
2019	260	19
2020	271	18
2021	283	17
2022	294	17
2023 through 2027	1,626	73
Total expected net benefit payments for next 10 years	$2,984	$164

Summary of Pre-Tax losses Included in AOCI

The following table is a summary of the pre-tax losses included in AOCI at December 31, 2017 and December 31, 2016.

(in millions)	Pension benefits	OPEB
Actuarial loss (gain)	$1,660	$(76)
Prior service credit and transition obligation	(12)	(88)
Total pre-tax loss recognized in AOCI at December 31, 2017	$1,648	$(164)
Actuarial loss (gain)	$1,885	$(89)
Prior service credit and transition obligation	(5)	(103)
Total pre-tax loss recognized in AOCI at December 31, 2016	$1,880	$(192)

Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans

The following table is a summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans.

years ended December 31 (in millions)	2017	2016	2015
Gain (loss) arising during the year, net of tax expense (benefit) of $16 in 2017, ($72) in 2016 and $44 in 2015	$50	$(191)	$45
Distribution to Baxalta, net of tax expense of $73	—	—	198
Amortization of loss to earnings, net of tax benefit of $46 in 2017, $36 in 2016 and $61 in 2015	91	94	120
Pension and other employee benefits (loss) gain	$141	$(97)	$363

Summary of Pre-tax Amounts Expected to be Amortized to Net Periodic Benefit Cost in 2018

With respect to the AOCI balance at December 31, 2017, the following table is a summary of the pre-tax amounts expected to be amortized to net periodic benefit cost in 2018.

(in millions)	Pension benefits	OPEB
Actuarial loss/(gain)	$174	$(10)
Prior service credit and transition obligation	(1)	(15)
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2018	$173	$(25)

Net Periodic Benefit Cost - Continuing Operations

Net Periodic Benefit Cost – Continuing Operations

years ended December 31 (in millions)	2017	2016	2015
Pension benefits
Service cost	$91	$93	$128
Interest cost	180	183	211
Expected return on plan assets	(291)	(298)	(270)
Amortization of net losses and other deferred amounts	163	149	192
Settlement losses	—	2	2
Net pension costs related to discontinued operations	—	—	(43)
Net periodic pension benefit cost	$143	$129	$220
OPEB
Service cost	$1	$2	$4
Interest cost	7	8	14
Amortization of net loss and prior service credit	(26)	(19)	(11)
Curtailment	—	(4)	—
Net periodic OPEB cost	$(18)	$(13)	$7

Weighted-Average Assumptions Used in Determining Benefit Obligations at Measurement Date

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate
U.S. and Puerto Rico plans	3.62%	4.09%	3.51%	3.89%
International plans	2.02%	2.05%	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.65%	3.75%	n/a	n/a
International plans	3.05%	3.08%	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	6.25%	6.25%
Rate decreased to	n/a	n/a	5.00%	5.00%
by the year ended	n/a	n/a	2023	2022

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	Pension benefits			OPEB
	2017	2016	2015	2017	2016	2015
Discount rate
U.S. and Puerto Rico plans	4.09%	4.36%	4.00%	3.89%	4.12%	3.95%
International plans	2.03%	2.60%	2.26%	n/a	n/a	n/a
Expected return on plan assets
U.S. and Puerto Rico plans	6.50%	7.00%	7.25%	n/a	n/a	n/a
International plans	5.77%	6.07%	6.20%	n/a	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.75%	3.75%	3.76%	n/a	n/a	n/a
International plans	3.11%	3.37%	3.33%	n/a	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	6.25%	6.50%	6.00%
Rate decreased to	n/a	n/a	n/a	5.00%	5.00%	5.00%
by the year ended	n/a	n/a	n/a	2023	2022	2019

Fair Value of Pension Plan Assets and Liabilities

The following tables summarize the bases used to measure the pension plan assets and liabilities that are carried at fair value on a recurring basis.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV
Assets
Fixed income securities
Cash and cash equivalents	$230	$12	$218	$—	$—
U.S. government and government agency issues	641	—	641	—	—
Corporate bonds	1,052	16	1,036	—	—
Equity securities
Common stock:
Large cap	711	711	—	—	—
Mid cap	406	406	—	—	—
Small cap	89	89	—	—	—
Total common stock	1,206	1,206	—	—	—
Mutual funds	390	144	246	—	—
Common/collective trust funds	1,174	—	217	8	949
Partnership investments	413	—	—	—	413
Other holdings	142	10	122	10	—
Collateral held on loaned securities	193	—	193	—	—
Liabilities
Collateral to be paid on loaned securities	(193)	(53)	(140)	—	—
Fair value of pension plan assets	$5,248	$1,335	$2,533	$18	$1,362

		Basis of fair value measurement
(in millions)	Balance at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV
Assets
Fixed income securities
Cash and cash equivalents	$443	$16	$427	$—	$—
U.S. government and government agency issues	457	—	457	—	—
Corporate bonds	850	13	837	—	—
Equity securities
Common stock:
Large cap	545	545	—	—	—
Mid cap	371	371	—	—	—
Small cap	94	94	—	—	—
Total common stock	1,010	1,010	—	—	—
Mutual funds	336	118	218	—	—
Common/collective trust funds	900	—	143	6	751
Partnership investments	388	—	—	—	388
Other holdings	117	10	97	10	—
Collateral held on loaned securities	126	—	126	—	—
Liabilities
Collateral to be paid on loaned securities	(126)	(37)	(89)	—	—
Fair value of pension plan assets	$4,501	$1,130	$2,216	$16	$1,139

Changes in Fair Value Measurements that Used Significant Unobservable Inputs

The following table is a reconciliation of changes in fair value measurements that used significant unobservable inputs (Level 3).

(in millions)	Total	Common/collective trust funds	Other holdings
Balance at December 31, 2015	$8	$6	$2
Purchases, sales and settlements	8	—	8
Balance at December 31, 2016	16	6	10
Actual return on plan assets still held at year end	2	2	—
Balance at December 31, 2017	$18	$8	$10

Funded Status Percentage of Pension Plans

The following table details the funded status percentage of the company’s pension plans as of December 31, 2017, including certain plans that are unfunded in accordance with the guidelines of the company’s funding policy outlined above.

	United States and Puerto Rico		International
as of December 31, 2017 (in millions)	Qualified plans	Nonqualified plan	Funded plans	Unfunded plans	Total
Fair value of plan assets	$4,426	n/a	$822	n/a	$5,248
PBO	4,629	$223	908	$399	6,159
Funded status percentage	96%	n/a	91%	n/a	85%